Related Party Agreements and Transactions - Amounts Reflected in Consolidated and Combined Financial Statement of Operations and Allocations of Services (Details) - USD ($)		12 Months Ended
	Sep. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Re-measurement of deferred taxes included as a component of income tax benefit		$ 0	$ 33,100,000	$ 0
Operating Loss Carryforwards [Line Items]
Tax credit carryovers		6,500,000
Net operating losses and other carryovers		21,700,000	144,900,000
Separation entries related to the removal of the net operating losses	$ 133,700,000
Taxes accrued with respect to unremitted earnings of foreign subsidiaries		0
Unremitted earnings of foreign subsidiaries		464,500,000
Unrecognized tax benefits that, if recognized, would affect effective tax rate		12,800,000	29,600,000
Unrecognized tax benefits that, if recognized, would not affect effective tax rate		1,900,000
Accruals for payment of interest and penalties		13,300,000	$ 15,700,000
Foreign
Operating Loss Carryforwards [Line Items]
Tax credit carryovers		4,100,000
State
Operating Loss Carryforwards [Line Items]
Tax credit carryovers		2,400,000
Net operating losses and other carryovers		4,900,000
International and Federal
Operating Loss Carryforwards [Line Items]
Net operating losses and other carryovers		156,200,000
Net operating loss carryforwards that will never expire		1,600,000
International and Federal | 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards that expire		84,600,000
International and Federal | 2024 To 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards that expire		$ 65,000,000